Shareholders' Equity (Details 2) (Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock [Member]
Restricted stock awards activity
Outstanding, Beginning balance	322,986
Granted	131,955
Vested	(39,819)
Outstanding, Ending balance	415,122
Average grant date fair value, Outstanding, Beginning balance	$ 25.27
Average grant date fair value, Granted	$ 31.45
Average grant date fair value, Vested	$ 28.41
Average grant date fair value, Outstanding, Ending balance	$ 27.85